Other long-term liabilities - Components of other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Share-based compensation liability (note 14)	$ 70,569	$ 68,634
Site restoration costs	36,581	29,355
Land mortgage	28,514	28,985
Defined benefit pension plans (note 21)	19,216	20,616
Cash flow hedges (note 19)	6,739	60,098
Other	2,532	3,252
Other long-term liabilities	164,151	210,940
Less current maturities	(29,548)	(17,191)
Other non-current liabilities	$ 134,603	$ 193,749